Income Taxes - Reconciliation of Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Amount
Income tax at Cayman Islands statutory rate			$ 0
Statutory rate difference between Cayman and U.S.			(5,620,984)
Changes in valuation allowances			6,029,335
Non-deductible transaction related costs			380,731
Non-deductible stock compensation			316,464
Other non-deductible			85,307
Effective tax rate	$ 0	$ 0	$ 0
Percent
Income tax at Cayman Islands statutory rate			0.00%
Statutory rate difference between Cayman and U.S.			21.00%
Changes in valuation allowances			(22.60%)
Non-deductible transaction related costs			(1.40%)
Non-deductible stock compensation			(1.20%)
Other non-deductible			(0.30%)
Effective tax rate			0.00%
Cayman Islands
Amount
Domestic state and local income taxes, net of federal effect			$ 0
Percent
Domestic state and local income taxes, net of federal effect			0.00%
United States
Amount
Domestic state and local income taxes, net of federal effect			$ (1,190,853)
Percent
Domestic state and local income taxes, net of federal effect			4.50%